Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets	6 Months Ended
Jun. 30, 2019
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Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets

24. ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS

Securitisations and covered bonds

As described in Note 15 to the Consolidated Financial Statements in the 2018 Annual Report, Santander UK plc and certain of its subsidiaries issue securitisations and covered bonds. At 30 June 2019, there were £36,379m (2018: £36,195m) of gross assets in these secured programmes and £439m (2018: £501m) of these related to internally retained issuances and were available for use as collateral for liquidity purposes in the future.

At 30 June 2019, a total of £3,939m (2018: £4,039m) of notes issued under securitisation and covered bond programmes had been retained internally, a proportion of which had been used as collateral for raising funds via third party bilateral secured funding transactions, which totalled £1,834m at 30 June 2019 (2018: £1,834m), or for use as collateral for liquidity purposes in the future.